SUPPLEMENT DATED SEPTEMBER 14, 2026
TO THE PROSPECTUS DATED SEPTEMBER 14, 2026

AMERICAN GENERAL LIFE INSURANCE COMPANY
Corebridge MarketLock® Annuity

This Rate Sheet Prospectus Supplement (“Rate Sheet Supplement”) must be used in conjunction with the Prospectus. All previous rates are included in an appendix to the Prospectus. If you need a copy of the current Prospectus, please call our Annuity Service Center at (800) 445-7862 or visit our website at www.corebridgefinancial.com/rila-documents.
This Rate Sheet Supplement provides the current Lock Buffer Rates for Strategy Account Options with Lock Upside Parameters. No other changes have been made to the Strategy Account Options. The changes to the current Lock Buffer Rates have been bolded and underlined below under the column titled “Current Buffer Rate (if held until Term End Date).” Current Strategy Account Option rates are also available on our website at www.corebridgefinancial.com/rila-renewals-and-rates and from your financial representative.
The current Lock Buffer Rates below apply on or after September 14, 2026. The current Lock Buffer Rates listed in this Rate Sheet Supplement can be superseded at any time. At least 10 days before we change the current Lock Buffer Rates for the new Term, the new Rate Sheet Supplement will be filed on EDGAR at www.sec.gov, file number 333-277203. You may obtain the latest copy of the Rate Sheet Supplement by visiting www.corebridgefinancial.com/rila-documents or calling (800) 445-7862.
Please refer to “APPENDIX A - INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT” for information on the Fixed Account Option.
Strategy Account Options
The following is a list of Strategy Account Options currently available under the Contract. We may change the features of the Strategy Account Options listed below (including the Index and the current limits on Index gains and losses), offer new Strategy Account Options, and terminate existing Strategy Account Options. We will provide you with written notice before making any changes other than changes to current limits on Index gains. Information about current limits on Index gains is available at www.corebridgefinancial.com/rila-renewals-and-rates. Note: If amounts are removed from a Strategy Account Option before the Term End Date, we will apply an Interim Value adjustment. This may result in a significant reduction in your Contract Value that could exceed any protection from Index loss that would be in place if you waited until the Term End Date.
See “Allocation Accounts – Strategy Account Options” in the prospectus for a description of the Strategy Account Options’ features. See “Valuing your Investment in a Strategy Account Option – Interim Value” and “Fees, Charges and Adjustments – Adjustments” in the prospectus for more information about Interim Value adjustments.
Index[1]	Type of Index	Term	Index Crediting Method[2]	Current Buffer Rate (if held until Term End Date)		Guaranteed Minimum Limit on Upside Parameter Rates (for the life of the Strategy Account Option)		Availability of Performance Capture
1-Year Term Strategy Account Options without Lock Upside Parameter
S&P 500® Index	Market Index	1-Year	Point-to-Point Cap	10%	Buffer Rate	2%	Cap Rate	Manual or Automatic
S&P 500® Index	Market Index	1-Year	Point-to-Point Cap	20%	Buffer Rate	2%	Cap Rate	Manual or Automatic
S&P 500® Index	Market Index	1-Year	Point-to-Point Trigger	10%	Buffer Rate	2%	Trigger Rate	Manual
S&P 500® Index	Market Index	1-Year	Point-to-Point Dual Direction with Cap	10%	Buffer Rate	2%	Cap Rate	Manual or Automatic
Nasdaq-100 Index®	Market Index	1-Year	Point-to-Point Cap	10%	Buffer Rate	2%	Cap Rate	Manual or Automatic
Nasdaq-100 Index®	Market Index	1-Year	Point-to-Point Trigger	10%	Buffer Rate	2%	Trigger Rate	Manual
Nasdaq-100 Index®	Market Index	1-Year	Point-to-Point Dual Direction with Cap	10%	Buffer Rate	2%	Cap Rate	Manual or Automatic

Index[1]	Type of Index	Term	Index Crediting Method[2]	Current Buffer Rate (if held until Term End Date)		Guaranteed Minimum Limit on Upside Parameter Rates (for the life of the Strategy Account Option)		Availability of Performance Capture
3-Year Strategy Account Options with Lock Upside Parameter
S&P 500® Index	Market Index	3-Year	Point-to-Point Lock 30%	10%	Lock Buffer Rate	30%	Lock Threshold percentage	N/A
S&P 500® Index	Market Index	3-Year	Point-to-Point Lock 40%	10%	Lock Buffer Rate	40%	Lock Threshold percentage	N/A
S&P 500® Index	Market Index	3-Year	Point-to-Point Lock 50%	10%	Lock Buffer Rate	50%	Lock Threshold percentage	N/A
3-Year Strategy Account Options without Lock Upside Parameter
S&P 500® Index	Market Index	3-Year	Point-to-Point Participation and Cap	20%	Buffer Rate	100%	Participation Rate	Manual or Automatic
						5%	Cap Rate
S&P 500® Index	Market Index	3-Year	Point-to-Point Participation and Cap	100%	Buffer Rate	100%	Participation Rate	Manual or Automatic
						5%	Cap Rate
S&P 500® Index	Market Index	3-Year	Point-to-Point Dual Direction Trigger with Cap	20%	Buffer Rate	5%	Trigger Rate	Manual or Automatic
						5%	Cap Rate
Nasdaq-100 Index®	Market Index	3-Year	Point-to-Point Participation and Cap	20%	Buffer Rate	100%	Participation Rate	Manual or Automatic
						5%	Cap Rate
Nasdaq-100 Index®	Market Index	3-Year	Point-to-Point Participation and Cap	100%	Buffer Rate	100%	Participation Rate	Manual or Automatic
						5%	Cap Rate
Nasdaq-100 Index®	Market Index	3-Year	Point-to-Point Dual Direction Trigger with Cap	20%	Buffer Rate	5%	Trigger Rate	Manual or Automatic
						5%	Cap Rate
MSCI EAFE Index	Market Index	3-Year	Point-to-Point Participation and Cap	100%	Buffer Rate	100%	Participation Rate	Manual or Automatic
						5%	Cap Rate
MSCI EAFE Index	Market Index	3-Year	Point-to-Point Dual Direction Trigger with Cap	20%	Buffer Rate	5%	Trigger Rate	Manual or Automatic
						5%	Cap Rate
Russell 2000® Index	Market Index	3-Year	Point-to-Point Participation and Cap	100%	Buffer Rate	100%	Participation Rate	Manual or Automatic
						5%	Cap Rate
Russell 2000® Index	Market Index	3-Year	Point-to-Point Dual Direction Trigger with Cap	20%	Buffer Rate	5%	Trigger Rate	Manual or Automatic
						5%	Cap Rate
6-Year Strategy Account Options without Lock Upside Parameter
S&P 500® Index	Market Index	6-Year	Point-to-Point Dual Direction with Cap	10%	Buffer Rate	5%	Cap Rate	Manual or Automatic
S&P 500® Index	Market Index	6-Year	Point-to-Point Dual Direction with Cap	20%	Buffer Rate	5%	Cap Rate	Manual or Automatic
Nasdaq-100 Index®	Market Index	6-Year	Point-to-Point Participation and Cap	20%	Buffer Rate	100%	Participation Rate	Manual or Automatic
						5%	Cap Rate

Index[1]	Type of Index	Term	Index Crediting Method[2]	Current Buffer Rate (if held until Term End Date)		Guaranteed Minimum Limit on Upside Parameter Rates (for the life of the Strategy Account Option)		Availability of Performance Capture
6-Year Strategy Account Options without Lock Upside Parameter-continued
Nasdaq-100 Index®	Market Index	6-Year	Point-to-Point Participation and Cap	100%	Buffer Rate	100%	Participation Rate	Manual or Automatic
						5%	Cap Rate
MSCI EAFE Index	Market Index	6-Year	Point-to-Point Participation and Cap	20%	Buffer Rate	100%	Participation Rate	Manual or Automatic
						5%	Cap Rate
MSCI EAFE Index	Market Index	6-Year	Point-to-Point Participation and Cap	100%	Buffer Rate	100%	Participation Rate	Manual or Automatic
						5%	Cap Rate
Russell 2000® Index	Market Index	6-Year	Point-to-Point Participation and Cap	20%	Buffer Rate	100%	Participation Rate	Manual or Automatic
						5%	Cap Rate
S&P 500® Index	Market Index	6-Year	Point-to-Point Participation and Cap	100%	Buffer Rate	100%	Participation Rate	Manual or Automatic
						5%	Cap Rate
S&P 500® Index	Market Index	6-Year	Point-to-Point Dual Direction Trigger with Cap	20%	Buffer Rate	5%	Trigger Rate	Manual or Automatic
						5%	Cap Rate
S&P 500® Index	Market Index	6-Year	Annual Application of Cap and Buffer Cap Secure	10%	Buffer Rate	2%	Cap Secure Rate	Manual
S&P 500® Index	Market Index	6-Year	Point-to-Point Participation and Cap	10%	Buffer Rate	100%	Participation Rate	Manual or Automatic
						5%	Cap Rate
S&P 500® Index	Market Index	6-Year	Point-to-Point Enhanced Participation and Cap	10%	Buffer Rate	101%	Participation Rate	Manual or Automatic
						5%	Cap Rate
S&P 500® Index	Market Index	6-Year	Point-to-Point Participation and Cap	20%	Buffer Rate	100%	Participation Rate	Manual or Automatic
						5%	Cap Rate
S&P 500® Index	Market Index	6-Year	Point-to-Point Enhanced Participation and Cap	20%	Buffer Rate	101%	Participation Rate	Manual or Automatic
						5%	Cap Rate
6-Year Strategy Account Options with Lock Upside Parameter
S&P 500® Index	Market Index	6-Year	Point-to-Point Lock 50%	10%	Lock Buffer Rate	50%	Lock Threshold percentage	N/A
S&P 500® Index	Market Index	6-Year	Point-to-Point Lock 75%	10%	Lock Buffer Rate	75%	Lock Threshold percentage	N/A
S&P 500® Index	Market Index	6-Year	Point-to-Point Lock 100%	10%	Lock Buffer Rate	100%	Lock Threshold percentage	N/A
1 Each Index is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on the securities comprising the Index. This will cause the Index to underperform in comparison to a direct investment in a total return Index.
2
If your Strategy Account Option utilizes a “Point-to-Point” crediting method, the calculation will be based on two Index Values. The Index Change will be calculated using the Index Value on the Term Start Date and Term End Date (unless you exercise a Performance Capture or Lock Threshold is met). The use of a Point-to-Point crediting method results in your Index Credit Rate being calculated at a single point in time, even for a Strategy Account Option with a multi-year Term.
The Lock Buffer Rates can change from one Term to the next subject to the minimum guaranteed Lock Buffer Rate of 1%. Buffer Rates for all Strategy Account Options other than those with Lock Upside Parameter will not change from one Term to the next for so long as that Strategy Account Option remains available under the Contract. The minimum guaranteed Buffer Rate that we offer under any Strategy Account Option other than those with Lock

Upside Parameter is 10%. We reserve the right to add and remove Strategy Account Options as available investment options. As such, the Buffer Rates offered under the Contract for new Strategy Account Options may change from one Term to the next. There is no guarantee that Strategy Account Options that limit Index losses will always be offered. If only one Strategy Account Option is available, you will be limited to investing in only that Strategy Account Option with terms that may not be acceptable to you, including one that does not limit losses, which would mean risk of loss of the entire amount invested.
The minimum guaranteed rates that may be established under the Contract for each type of limit on Index gain (other than Lock Upside Parameter) are: Cap Rate (no lower than 2%), Cap Secure Rate (no lower than 2%), Participation Rate (no lower than 100%), and Trigger Rate (no lower than 2%). The Lock Threshold for a Strategy Account Option with Lock Upside Parameter are guaranteed minimum rates under the Contract and will not change from one Term to the next. The Lock Threshold percentages available are: 30, 40, 50, 75, and 100.
Please keep this supplement with your Prospectus.